Basis of Presentation: Earnings Per Share, Policy (Policies) (Audited)	12 Months Ended
Sep. 30, 2012
Audited
Policies
Earnings Per Share, Policy

Loss per Common Share

The Company has adopted ASC 260 “Earnings Per Share”. Basic loss per common shares excludes dilution and is computed by dividing net loss by the weighted average number of common shares outstanding during the period. Diluted loss per common share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the loss of the entity. As of  September 30, 2012, and December 31, 2011, there are no outstanding dilutive securities.